Property, plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Additions	¥ 105,651,000	¥ 82,049,000
Impairment loss (Note 15)		(139,818,000)
Disposal	(24,522,000)	(20,097,000)
Business combination (Note 29)		3,243,000
Disposal of subsidiaries (Note 30)	(40,870,000)	(3,739,000)
Depreciation charges	(61,091,000)	(93,165,000)	¥ (97,232,000)
Translation adjustments		(1,665,000)
Property, plant and equipment pledged as security for bank loans	48,285,000	57,238,000
Transfer from investment properties	(17,101,000)
Closing net book amount	320,816,000	358,749,000	531,941,000
Opening net book amount	358,749,000	531,941,000
Buildings
Property, plant and equipment
Additions	105,000
Depreciation charges	(3,305,000)	(3,399,000)
Transfer from investment properties	(17,101,000)
Closing net book amount	36,935,000	57,236,000	60,635,000
Opening net book amount	57,236,000	60,635,000
Leasehold improvements
Property, plant and equipment
Additions	20,861,000	34,734,000
Impairment loss (Note 15)		(76,375,000)
Disposal		(3,675,000)
Business combination (Note 29)		527,000
Disposal of subsidiaries (Note 30)	(23,469,000)	(975,000)
Depreciation charges	(13,845,000)	(39,933,000)
Translation adjustments		(68,000)
Closing net book amount	93,383,000	109,836,000	195,601,000
Opening net book amount	109,836,000	195,601,000
Machinery and equipment
Property, plant and equipment
Additions	11,509,000	40,617,000
Impairment loss (Note 15)		(14,352,000)
Disposal	(930,000)	(8,539,000)
Business combination (Note 29)		557,000
Disposal of subsidiaries (Note 30)	(2,900,000)	(1,635,000)
Depreciation charges	(12,364,000)	(14,871,000)
Translation adjustments		(1,179,000)
Closing net book amount	61,535,000	66,220,000	65,622,000
Opening net book amount	66,220,000	65,622,000
Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Additions	2,999,000	3,377,000
Impairment loss (Note 15)		(4,453,000)
Disposal	(1,211,000)	(4,271,000)
Disposal of subsidiaries (Note 30)	(340,000)	(605,000)
Depreciation charges	(1,421,000)	(3,009,000)
Translation adjustments		(418,000)
Closing net book amount	5,036,000	5,009,000	14,388,000
Opening net book amount	5,009,000	14,388,000
Right-of-use assets
Property, plant and equipment
Additions	70,177,000	3,321,000
Impairment loss (Note 15)		(44,638,000)
Disposal	(22,381,000)	(3,612,000)
Business combination (Note 29)		2,159,000
Disposal of subsidiaries (Note 30)	(14,161,000)	(524,000)
Depreciation charges	(30,156,000)	(31,953,000)
Closing net book amount	123,927,000	120,448,000	¥ 195,695,000
Opening net book amount	120,448,000	195,695,000
Fair value
Property, plant and equipment
Closing net book amount	698,346,000	735,709,000
Opening net book amount	735,709,000
Fair value | Buildings
Property, plant and equipment
Closing net book amount	37,021,000	64,739,000
Opening net book amount	64,739,000
Fair value | Leasehold improvements
Property, plant and equipment
Closing net book amount	289,207,000	302,000,000
Opening net book amount	302,000,000
Fair value | Machinery and equipment
Property, plant and equipment
Closing net book amount	131,668,000	132,655,000
Opening net book amount	132,655,000
Fair value | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Closing net book amount	25,663,000	27,756,000
Opening net book amount	27,756,000
Fair value | Right-of-use assets
Property, plant and equipment
Closing net book amount	214,787,000	208,559,000
Opening net book amount	208,559,000
Accumulated depreciation
Property, plant and equipment
Closing net book amount	(377,530,000)	(376,960,000)
Opening net book amount	(376,960,000)
Accumulated depreciation | Buildings
Property, plant and equipment
Closing net book amount	(86,000)	(7,503,000)
Opening net book amount	(7,503,000)
Accumulated depreciation | Leasehold improvements
Property, plant and equipment
Closing net book amount	(195,824,000)	(192,164,000)
Opening net book amount	(192,164,000)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
Closing net book amount	(70,133,000)	(66,435,000)
Opening net book amount	(66,435,000)
Accumulated depreciation | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Closing net book amount	(20,627,000)	(22,747,000)
Opening net book amount	(22,747,000)
Accumulated depreciation | Right-of-use assets
Property, plant and equipment
Closing net book amount	(90,860,000)	¥ (88,111,000)
Opening net book amount	¥ (88,111,000)